Note 17 - Income Taxes (Details) - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates [Abstract]
Net income before taxes	$ 13,733	$ 17,221	$ 15,390
Combined basic Canadian statutory rates	26.50%	26.50%	28.10%
Income tax expense based on the above rates	3,639	4,564	4,325
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangibles	540	182	586
Effect of differences between Canadian and foreign tax rates	663	165	(275)
Effect of rate changes on current year timing differences	321	(156)	(228)
Adjustments in respect to income tax of previous periods	355	(503)	(1,242)
Increases in tax reserves	239	565	734
Valuation allowance	(2,707)	(4,070)	(864)
Stock compensation	481	102
Other	590	478	328
Income tax expense	$ 4,121	$ 1,225	$ 3,364